Members' Capital	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Members' Capital

NOTE 11 – MEMBERS’ CAPITAL (PREDECESSOR)

Members’ Capital Accounts

The Predecessor’s LLC Operating Agreement provides for the issuance of common stock and Class A shares. Members’ capital accounts include the members’ initial investment and allocated profit and losses incurred to date. As of December 31, 2014, the number of shares of common and Series A Preferred stock outstanding may not exceed 40,000,000 and 8,000,000, respectively.

Common Stock

During the three months ended March 31, 2015 (Predecessor) and during the year ended December 31, 2014 (Predecessor), there were no new issuances of shares of common stock.

Series A Preferred Stock

During the three months ended March 31, 2015 (Predecessor), there were no new issuances of shares of Series A Preferred stock, and during the year ended December 31, 2014 (Predecessor), there was 22,042 shares of Series A Preferred stock issued in settlement of trade accounts payable totaling $16,532.